                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2264

Exact name of registrant as specified in charter:
Lincoln National Income Fund, Inc.

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: 12/31

Date of reporting period: 6/30/03

Item 1.  Reports to Stockholders


                                      Delaware
                                      Investments(SM)
                                      --------------------------------------
CLOSED-END                            A member of Lincoln Financial Group(R)








Semiannual Report 2003
--------------------------------------------------------------------------------
                  LINCOLN NATIONAL INCOME FUND, INC.






[LOGO]

POWERED BY RESEARCH.(SM)

TABLE
   OF CONTENTS

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                      1

   Statement of Assets and Liabilities                          5

   Statement of Operations                                      6

   Statements of Changes in Net Assets
       Available to Common Shareholders                         7

   Statement of Cash Flows                                      8

   Financial Highlights                                         9

   Notes to Financial Statements                               10

   Important Fund Information                                  13

--------------------------------------------------------------------------------

    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.

Statement                                     Lincoln National Income Fund, Inc.
   OF NET ASSETS                              June 30, 2003 (Unaudited)


                                                                      Market
                                                        Principal    or Fair
                                                         Amount       Value

Public Debt Securities - 107.41%
Asset-Backed Securities - 0.62%
   Mid-State Trust 4.864% 7/15/38                      $  170,000  $  169,995
   Travelers Funding 6.30% 2/18/14                        476,374     483,513
                                                                   ----------
                                                                      653,508
                                                                   ----------
Automobiles & Automotive Parts - 1.55%
   Ford Motor 7.45% 7/16/31                             1,780,000   1,635,119
                                                                   ----------
                                                                    1,635,119
                                                                   ----------
Banking, Finance & Insurance - 34.03%
   America Express Credit 3.00% 5/16/08                   275,000     277,207
   Aon 7.375% 12/14/12                                    820,000     990,895
   ASIF Global Financing 4.90% 1/17/13                    520,000     542,528
   Banc One 2.625% 6/30/08                                745,000     733,280
   Bear Stearns
       4.00% 1/31/08                                      650,000     680,634
       4.65% 7/2/18                                     1,095,000   1,068,740
   Branch Banking & Trust 4.875% 1/15/13                1,345,000   1,423,517
   Capital One Bank 4.875% 5/15/08                        720,000     735,557
   Cendant 7.375% 1/15/13                                 795,000     938,100
   Citigroup
       5.875% 2/22/33                                   1,030,000   1,086,856
       6.625% 6/15/32                                     900,000   1,043,608
   Comerica Bank 4.80% 5/1/15                             355,000     361,560
   Compass Bank 6.45% 5/1/09                              650,000     751,574
   Countrywide Home 1.76% 6/2/06                          400,000     401,342
   Credit Suisse First Boston USA
       4.625% 1/15/08                                   1,045,000   1,117,073
   Erac USA Finance 7.35% 6/15/08                       1,115,000   1,306,251
   Evergreen Funding 1.66% 11/15/10                       449,329     325,187
   Fairfax Financial 7.75% 12/15/03                       720,000     729,000
   Farmers Insurance 8.625% 5/1/24                        855,000     835,998
   Ford Motor Credit
       6.875% 2/1/06                                      735,000     780,002
       7.875% 6/15/10                                     320,000     343,375
   GMAC
       4.50% 7/15/06                                        5,000       5,027
       8.00% 11/1/31                                    1,885,000   1,854,602
   Goldman Sachs
       5.25% 4/1/13                                       970,000   1,036,263
       6.125% 2/15/33                                     795,000     855,554
   HSBC Holding 5.25% 12/12/12                            245,000     261,785
  *ING Bank 144A 5.125% 5/1/15                            675,000     708,343
   International Lease Finance
       5.875% 5/1/13                                      465,000     501,552
   JP Morgan Chase 5.25% 5/1/15                           575,000     603,568
  *Massachusetts Mutual Life 144A
       5.625% 5/15/33                                   1,075,000   1,100,095
   MBNA Corporate 5.00% 6/15/15                           695,000     690,521
   Merril Lynch 3.70% 4/21/08                             570,000     589,247
   Morgan Stanley 5.30% 3/1/13                          1,560,000   1,661,182
   National Rural Utilities Cooperative
       Finance 3.875% 2/15/08                             540,000     563,106
  *Nationwide Mutual 144A 7.875% 4/1/33                   435,000     514,845
  *New York Life 144A 5.875% 5/15/33                      550,000     579,295
  *Nordea Bank Sweden 144A
       5.25% 11/30/12                                     755,000     818,503
   PHH 7.125% 3/1/13                                      330,000     375,314
   Popular North America 4.25% 4/1/08                     750,000     781,343
   Prudential Financial 3.75% 5/1/08                      740,000     762,890
   RBS Capital Trust I 4.709% 12/29/49                    540,000     541,664

                                                                      Market
                                                        Principal    or Fair
                                                         Amount       Value
Public Debt Securities (continued)
Banking, Finance & Insurance (continued)
   Regions Financial 6.375% 5/15/12                     $ 265,000 $   306,965
   Stilwell Financial 7.00% 11/1/06                       240,000     264,667
  *United Overseas 144A 4.50% 7/2/13                      505,000     502,823
   US Bancorp 3.125% 3/15/08                              530,000     535,276
   Westpac Banking 4.625% 6/1/18                        1,095,000   1,090,263
   Wilmington Trust 4.875% 4/15/13                        545,000     559,374
  *Zurich Capital Trust 144A 8.376% 6/1/37              1,145,000   1,261,959
                                                                  -----------
                                                                   35,798,310
                                                                  -----------
Building & Materials - 0.74%
   Lone Star Industries 8.85% 6/15/05                     745,000     778,525
                                                                  -----------
                                                                      778,525
                                                                  -----------
Cable, Media & Publishing - 5.78%
   AOL Time Warner 7.70% 5/1/32                           840,000     984,376
   Comcast 6.50% 1/15/15                                  785,000     885,037
   Continental Cablevision 9.50% 8/1/13                   500,000     576,697
   Time Warner 8.18% 8/15/07                              295,000     346,187
   USA Interactive 7.00% 1/15/13                        1,250,000   1,442,322
   USA Networks 6.75% 11/15/05                          1,005,000   1,096,246
   Vertis 10.875% 6/15/09                                 305,000     306,525
  *Vertis 144A 9.75% 4/1/09                               430,000     449,350
                                                                  -----------
                                                                    6,086,740
                                                                  -----------
Chemicals - 2.01%
   Engelhard 4.25% 5/15/13                                930,000     938,550
   Lyondell Chemical 9.875% 5/1/07                        340,000     334,900
  *Rhodia SA 144A 8.875% 6/1/11                           465,000     483,600
   Valspar 6.00% 5/1/07                                   325,000     353,688
                                                                  -----------
                                                                    2,110,738
                                                                  -----------
Collateralized Mortgage Obligations - 3.01%
   First Union National Bank Commercial
        Mortgage Series 1999-C4 A1
        7.184% 9/15/08                                    819,313     898,422
   Government National Mortgage 2003-5 B
        4.486% 10/16/25                                   290,000     303,321
  *GSAMP 2002-WFN 144A 8.25% 10/20/32                     153,325     152,930
   GSAMP 2003-FM1N 7.50% 3/20/33                          625,936     624,225
   MBNA 2001-C3 C3 6.55% 12/15/08                         340,000     370,731
  *Merrill Lynch Mortgage Trust 2002-MW1J
        144A 5.695% 7/12/34                               195,000     161,304
  *NCAPS 2002-C1 A 144A 7.15% 10/25/31                    108,100     108,100
   Prudential Securities Preferred Financing
        1998-Cl J 7.388% 5/15/13                          175,000     148,757
  *Salomon Brothers Mortgage Securities
        1999-Cl J 144A 7.00% 5/18/32                      295,000     230,041
  *Sharp 2002-HE2N N 144A 9.50% 10/25/32                  164,168     164,579
                                                                  -----------
                                                                    3,162,410
                                                                  -----------
Computers & Technology - 2.45%
  *Amkor Technologies 144A 7.75% 5/15/13                  765,000     730,575
   Computer Science 3.50% 4/15/08                         675,000     690,058
   Dell Computer 7.10% 4/15/28                            385,000     474,713
  *Electric Data Systems 144A 6.00% 8/1/13                700,000     683,955
                                                                  -----------
                                                                    2,579,301
                                                                  -----------
Consumer Products - 1.36%
  *Johnson & Son 144A 5.75% 2/15/33                       825,000     850,623
   Newell Rubbermaid 4.00% 5/1/10                         570,000     581,674
                                                                  -----------
                                                                    1,432,297
                                                                  -----------

Statement                                     Lincoln National Income Fund, Inc.
   OF NET ASSETS (CONTINUED)


                                                                      Market
                                                        Principal    or Fair
                                                         Amount       Value

Public Debt Securities (continued)
Energy - 11.42%
  *Alliance Pipeline US 144A
       4.591% 12/31/25                                 $  840,000 $   837,574
   Amerada Hess 7.30% 8/15/31                             755,000     875,463
  *Apache Finance Canada 144A
       4.375% 5/15/15                                     280,000     281,083
   Duke Capital 7.50% 10/1/09                             925,000   1,059,586
   Empresa Nacional Del Petroleo
       6.75% 11/15/12                                     705,000     798,034
  *Enterprise Products 144A
       6.875% 3/1/33                                      945,000   1,073,927
  *Kern River Funding 144A
       4.893% 4/30/18                                     490,000     505,767
   Nabors Industries 5.375% 8/15/12                       640,000     696,189
   North Border Pipeline 6.25% 5/1/07                     490,000     536,683
  *Pemex Project 144A 7.375% 12/15/14                     735,000     806,663
   Sempra Energy 6.00% 2/1/13                             790,000     872,610
   Teco Energy 7.20% 5/1/11                               785,000     782,056
   Tennessee Gas 8.375% 6/15/32                           490,000     535,325
  *Tesoro Pete 144A 8.00% 4/15/08                       1,095,000   1,127,850
   Valero Energy 6.125% 4/15/07                           305,000     335,693
  *Valero Logistics 144A 6.05% 3/15/13                    835,000     884,708
                                                                  -----------
                                                                   12,009,211
                                                                  -----------

Food, Beverage & Tobacco - 2.60%
   DiGiorgio 10.00% 6/15/07                               400,000     398,500
   Kraft Foods 6.25% 6/1/12                               700,000     793,202
   Phillip Morris 7.65% 7/1/08                            565,000     632,099
   UST 6.625% 7/15/12                                     785,000     910,533
                                                                  -----------
                                                                    2,734,334
                                                                  -----------
Government Agencies - 1.49%
   Fannie Mae - Series 265 9.00% 3/1/24                   127,396     139,758
   FHR 2075 Park 6.25% 8/15/27                            750,000     778,837
   Freddie Mac - Series 46B 7.80% 9/15/20                 133,241     138,092
   Freddie Mac - Series 7A 7.00% 9/17/31                  457,692     511,255
                                                                  -----------
                                                                    1,567,942
                                                                  -----------
Healthcare & Pharmaceuticals - 0.89%
   Merck 4.375% 2/15/13                                   430,000     446,003
   UnitedHealth Group 4.875% 4/1/13                       465,000     487,767
                                                                  -----------
                                                                      933,770
                                                                  -----------
Industrial Machinery - 1.47%
   General Motors 7.125% 7/15/13                          725,000     722,151
   Lodgenet Entertainment
       9.50% 6/15/13                                      470,000     484,100
   York International 6.625% 8/15/06                      310,000     335,056
                                                                  -----------
                                                                    1,541,307
                                                                  -----------
Metals & Mining - 3.32%
   Great Central Minnesota 8.875% 4/1/08                2,375,000   1,199,375
   Newmont Gold 8.91% 1/5/09                              241,020     278,882
  *Placer Dome 144A 6.375% 3/1/33                         650,000     684,736
   USX 9.375% 2/15/12                                   1,000,000   1,328,105
                                                                  -----------
                                                                    3,491,098
                                                                  -----------
Packaging & Containers - 1.71%
   Portola Packaging 10.75% 10/1/05                       465,000     469,650
   Sealed Air 144A
  *5.375% 4/15/08                                         430,000     451,755
  *5.625% 7/15/13                                         330,000     333,518
  *6.875% 7/15/33                                         530,000     542,253
                                                                  -----------
                                                                    1,797,176
                                                                  -----------

                                                                      Market
                                                        Principal    or Fair
                                                         Amount       Value
Public Debt Securities (continued)
Paper & Forest Products - 1.14%
   Bowater 6.50% 6/15/13                              $   525,000 $   499,016
  *International Paper 144A 5.30% 4/1/15                  350,000     360,618
   Monsanto 4.00% 5/15/08                                 325,000     334,474
                                                                  -----------
                                                                    1,194,108
                                                                  -----------
Restaurants - 0.74%
   Wendy's International
        6.25% 11/15/11                                    630,000     717,661
        6.35% 12/15/05                                     60,000      65,048
                                                                  -----------
                                                                      782,709
                                                                  -----------
Telecommunications - 10.15%
   AT&T
        7.00% 11/15/06                                    605,000     673,496
        8.00% 11/15/31                                    505,000     574,606
        8.125% 1/15/22                                    650,000     669,663
   AT&T Wireless Services 7.875% 3/1/11                   230,000     272,117
   Citizens Communication 6.375% 8/15/04                  650,000     679,487
   France Telecommunications
        10.00% 3/1/31                                     730,000   1,013,703
   Liberty Media 8.25% 2/1/30                             775,000     897,669
  *Singtel 144A 7.375% 12/1/31                          1,190,000   1,459,030
   Sprint Capital
        6.375% 5/1/09                                     400,000     438,149
        8.75% 3/15/32                                   1,115,000   1,339,404
   United States Steel 9.75% 5/15/10                      370,000     377,400
   Verizon Virginia 4.625% 3/15/13                      1,580,000   1,626,607
   Verizon Wireless Capital LLC
        5.375% 12/15/06                                   600,000     659,634
                                                                  -----------
                                                                   10,680,965
                                                                  -----------
Textiles, Apparel & Furniture - 0.40%
 *+J Crew Intermediate LLC 144A
        16.00% 5/15/08                                    723,042     423,883
                                                                  -----------
                                                                      423,883
                                                                  -----------
Transportation & Shipping - 1.40%
   American Airlines 6.817% 5/23/11                       505,000     430,411
   Continental Airlines 7.033% 6/15/11                    654,049     518,216
   Delta Air Lines 7.299% 9/18/06                         615,000     522,868
                                                                  -----------
                                                                    1,471,495
                                                                  -----------
U.S. Government & Agency Obligations - 1.88%
   U.S. Treasury Note 1.25% 5/31/05                     1,975,000   1,974,461
                                                                  -----------
                                                                    1,974,461
                                                                  -----------
Utilities - 17.25%
   Atmos Energy 5.125% 1/15/13                            320,000     340,722
   Avista
        7.75% 1/1/07                                      500,000     557,769
        9.75% 6/1/08                                    1,225,000   1,427,125
   BVPS II Funding 8.33% 12/1/07                          997,000   1,107,667
   Carolina Power & Light 6.50% 7/15/12                   575,000     666,290
   Centerpoint Energy 144A
       *5.70% 3/15/13                                   1,080,000   1,173,364
       *6.95% 3/15/33                                     860,000     989,078
   Commonwealth Edison 8.375% 10/15/06                    590,000     701,213
   Consumers Energy 6.00% 3/15/05                         130,000     138,113
   Great Lakes Power 9.00% 8/1/04                         220,000     230,868
   Hydro-Quebec 6.30% 5/11/11                           1,130,000   1,332,010
  *Illinois Power 144A 11.50% 12/15/10                    660,000     757,350
   Keyspan 4.65% 4/1/13                                   440,000     455,674

Statement                                     Lincoln National Income Fund, Inc.
   OF NET ASSETS (CONTINUED)


                                                                      Market
                                                        Principal    or Fair
                                                         Amount       Value
Public Debt Securities (continued)
Utilities (continued)
   Nevada Power 10.875% 10/15/09                       $  115,000 $   129,375
   Oncor Electric 7.25% 1/15/33                           860,000   1,017,998
   Peco Energy 3.50% 5/1/08                             1,215,000   1,250,805
  *Power Contract 144A 5.20% 2/1/06                       350,000     352,394
   PSEG Energy Holdings 8.625% 2/15/08                    545,000     586,547
  *PSEG Energy Holdings 144A
        7.75% 4/16/07                                   1,450,000   1,534,883
   Scottish Power PLC
        7.00% 7/15/09                                     500,000     590,687
        8.29% 12/30/11                                  1,000,000   1,265,010
   Southern Capital 5.30% 2/1/07                          120,000     129,735
   Texas Utilities 7.875% 3/1/23                          505,000     528,205
  *TXU Energy 144A 7.00% 3/15/13                          800,000     887,286
                                                                  -----------
                                                                   18,150,168
                                                                  -----------
Total Public Debt Securities
   (cost $119,600,214)                                            112,989,575
                                                                  -----------
Foreign Bonds - 12.38%
Brazil - 1.50%
   Federal Republic of Brazil
        10.25% 6/17/13                      USD           580,000     555,350
        11.00% 8/17/40                                  1,120,000   1,024,800
                                                                  -----------
                                                                    1,580,150
                                                                  -----------
Colombia - 0.49%
   Republic of Colombia
        10.75% 1/15/13                                    440,000     515,900
                                                                  -----------
                                                                      515,900
                                                                  -----------
Dominican Republic - 0.64%
   Dominican Republic
      #2.313% 8/30/24 (Brady)                             565,000     432,225
       9.04% 1/23/13 (Global)                             265,000     242,631
                                                                  -----------
                                                                      674,856
                                                                  -----------
Ecuador - 1.55%
   Republic of Ecuador
      +5.00% 8/15/30                                    1,710,000   1,015,908
       12.00% 11/15/12                                    770,000     615,236
                                                                  -----------
                                                                    1,631,144
                                                                  -----------
Mexico - 1.70%
   Mexican United States
       7.50% 4/8/33                                     1,685,000   1,791,155
                                                                  -----------
                                                                    1,791,155
                                                                  -----------
Peru - 1.02%
   Republic of Peru
       4.50% 3/7/17                                       830,000     636,640
       5.00% 3/7/17                                       528,000     439,684
                                                                  -----------
                                                                    1,076,324
                                                                  -----------
South Africa - 1.43%
   Republic of South Africa
       5.25% 5/16/13                       EUR          1,350,000   1,499,351
                                                                  -----------
                                                                    1,499,351
                                                                  -----------
Supranational - 0.43%
  *Central American Bank 144A
       6.75% 4/15/13                       USD            425,000     453,768
                                                                  -----------
                                                                      453,768
                                                                  -----------

                                                                      Market
                                                        Principal    or Fair
                                                         Amount       Value
Foreign Bonds (continued)
Turkey - 0.65%
   Republic of Turkey
       9.875% 3/19/08                       USD        $  680,000 $   682,550
                                                                  -----------
                                                                      682,550
                                                                  -----------
Uruguay - 0.98%
   Republic of Uruguay
       7.50% 3/15/15                                    1,320,000   1,032,900
                                                                  -----------
                                                                    1,032,900
                                                                  -----------
Venezuela - 1.99%
   Republic of Venezuela
       Series A 6.75% 3/31/20                             940,000     823,594
       Series B 6.75% 3/31/20                           1,435,000   1,257,295
                                                                  -----------
                                                                    2,080,889
                                                                  -----------
Total Foreign Bonds
   (cost $13,125,806)                                              13,018,987

Private Placement Securities - Debt - 6.83%
Airlines - 0.17%
   +United Airlines 8.70% 10/7/08                         674,207     180,445
                                                                  -----------
                                                                      180,445
                                                                  -----------
Automobiles & Automotive Parts - 0.12%
  **Continental Auto Receivables - Series A
        12.00% 4/30/05                                    500,000     125,000
                                                                  -----------
                                                                      125,000
                                                                  -----------
Banking, Finance & Insurance - 2.35%
   Anglo Irish Bank - Series A
        9.10% 9/30/06                                   1,000,000   1,164,500
 **Avianca Airline Ticket Receivable Trust
        11.75% 12/24/05                                   136,216      13,622
  *Merrill Lynch Series 98 Pilgrim 2 144A
        6.623% 9/23/09                                  1,000,000   1,015,000
 **PM Holding 13.50% 10/30/04                             500,000     275,000
                                                                  -----------
                                                                    2,468,122
                                                                  -----------
Food, Beverage & Tobacco - 0.56%
   Dairy Farmers of America Preferred
       Capital Trust 7.38% 10/2/12                        500,000     592,600
                                                                  -----------
                                                                      592,600
                                                                  -----------
Leisure, Lodging & Entertainment - 0.87%
   New Boston Garden 8.45% 9/22/15                        798,316     912,555
                                                                  -----------
                                                                      912,555
                                                                  -----------
Metals & Mining - 0.24%
   Steel Technologies 8.52% 3/1/05                        142,500     151,164
 **Worthington Precision Metals
        13.50% 10/30/04                                   178,392      98,116
                                                                  -----------
                                                                      249,280
                                                                  -----------
Miscellaneous - 2.35%
 **CIC Acquisition (Conso International)
        14.00% 3/6/08                                     594,254     297,127
   Deloitte & Touche - Series B
        7.41% 10/1/11                                     818,313     910,618
   Glass Equipment Development 144A
       *13.50% 6/2/08                                     500,000     447,350
       *13.50% 6/2/08                                      15,000      12,993
   Setech Lewis Supply 13.50% 6/30/05                     500,000     494,050
   Zelenka Evergreen 13.75% 5/4/07                        582,184     312,982
                                                                  -----------
                                                                    2,475,120
                                                                  -----------

Statement                                     Lincoln National Income Fund, Inc.
     OF NET ASSETS (CONTINUED)



                                                                      Market
                                                        Principal    or Fair
                                                         Amount       Value
Private Placement Securities - Debt (continued)
   Paper & Forest Products - 0.17%
   West Fraser Mills 8.44% 6/30/04                    $   180,000 $   182,988
                                                                  -----------
                                                                      182,988
                                                                  -----------
Total Private Placement Securities - Debt
   (cost $8,224,071)                                                7,186,110

 Municipal Bonds - 3.64%
   California State 5.00% 2/1/33                        2,050,000   2,026,487
   Illinois State 5.10% 6/12/33                         1,825,000   1,804,651
                                                                  -----------
Total Municipal Bonds (cost $3,882,382)                             3,831,138
                                                                  -----------
 Bank Debt - 3.49%
   Centerpoint Energy Bank Loan
       12.75% 11/12/05                                  1,000,000   1,165,000
   Qwest Communications Bank Loan
       Tranch A 6.50% 6/30/07                           1,250,000   1,262,500
   Qwest Communications Bank Loan
       Tranch B 6.95% 6/30/10                           1,250,000   1,246,875
                                                                  -----------
Total Bank Debt (cost $3,524,350)                                   3,674,375
                                                                  -----------

                                                          Number
                                                        of Shares
Preferred Stock - 1.66%
Telecommunications - 1.66%
   *Centaur Funding 144A 9.08%                              1,450   1,747,250
                                                                  -----------
Total Preferred Stock (cost $1,393,381)                             1,747,250
                                                                  -----------
Private Placement Securities - Equity - 0.25%
Warrants - 0.25%
  ++CIC Acquisition (Conso International)
       Class A Voting Warrants                                679          --
  ++CIC Acquisition (Conso International)
       Class A Voting Warrants
       (Clawback Provision)                                   679          --
  ++CIC Acquisition (Conso International)
       Class B Non-Voting Warrants                          2,731          --
  ++CIC Acquisition (Conso International)
       Class B Non-Voting Warrants
       (Clawback Provision)                                 2,731          --
  ++CIC Acquisition (Conso International)
    Warrants for Preferred Stock                              347          --
  ++CIC Acquisition (Conso International)
    Warrants For Preferred Stock
         (Clawback Provision)                                 437          --
  ++Continental Auto Receivables Warrants                   9,506          --
  ++Franklin Nursery Interests                            120,746       1,207
  ++Franklin Nursery Warrants                                  21          --
  ++Ged Holdings Warrants                                   3,049          --
  ++Setech Warrants                                        17,306      60,571
  ++Therma-Tru Holdings Warrants                              449     197,394
  ++WPM Holdings Warrants                                     110          --
                                                                  -----------
Total Private Placement Securities - Equity
   (cost $590,689)                                                    259,172
                                                                  -----------

                                                                      Market
                                                          Number     or Fair
                                                        of Shares     Value
Private Preferred Stock - 0.00%
Miscellaneous - 0.00%
   ++CIC Acquisition (Conso International)
         12.00%                                               368 $        --
                                                                  -----------
                                                                           --
                                                                  -----------
Total Private Preferred Stock (cost $0)                                    --
                                                                  -----------
Limited Partnership - 0.01%
   ++KBSI Partnership                                           1      13,094
     MDAS Investors, L.P.                                       1          --
                                                                  -----------
Total Limited Partnership (cost $49,622)                               13,094
                                                                  -----------
 Warrants - 0.00%
   ++Solutia Warrants                                         975          10
                                                                  -----------
Total Warrants (cost $82,941)                                              10
                                                                  -----------


                                                       Principal
                                                         Amount
Commercial Paper - 2.76%
Novartis Finance 1.32% 7/1/03                          $2,900,000   2,900,000
                                                                 ------------
Total Commercial Paper (cost $2,900,000)                            2,900,000
                                                                 ------------

Total Market Value of Securities - 138.43%
   (cost $140,247,650)                                            145,619,711
Liabilities Net of Receivables and Other Assets - (0.40%)            (423,160)
Liquidation Value of Preferred Stock - (38.03%)                   (40,000,000)
                                                                 ------------
Net Assets Applicable to 7,269,350 Common Shares
   ($1.00 Par Value) Outstanding; Equivalent to
   $14.47 per share - 100.00%                                    $105,196,551
                                                                 ------------
Common stock, $1.00 par value, 10,000,000 shares
   authorized to the Fund and 7,269,350 shares
   issued and outstanding                                           7,269,350
Proceeds in excess of par value of shares issued                   85,162,110
Undistributed net investment income#                                2,009,926
Accumulated net realized gain on investments                        5,383,182
Net unrealized appreciation of investments                          5,371,983
                                                                 ------------
Total net assets                                                 $105,196,551
                                                                 ------------

* Security exempt from registration under Rule 144A of the Securities Act of 1933.~See Note G in "Notes to Financial Statements".

**   Non income producing security. Security is currently in default.

+    Step coupon bond.

++   Non income producing security for the period ended June 30, 2003.

+++ Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

# Floating Rate Notes. The interest rate shown is the rate as of June 30, 2003.


The accompanying notes are an integral part of the financial statements.

Statement                                     Lincoln National Income Fund, Inc.
   OF ASSETS AND LIABILITIES                  June 30, 2003 (Unaudited)


Assets:
   Investments at market (cost $140,247,650)                   $145,619,711
   Cash and foreign currencies                                       93,975
   Receivables for securities sold                               11,964,137
   Interest receivable                                            1,901,746
                                                               ------------
   Total assets                                                 159,579,569
                                                               ------------

Liabilities:
   Payables for securities purchased                             13,887,069
   Accrued expenses                                                 457,367
   Distributions payable                                             38,582
   Collateral for variable term preferred stock                  40,000,000
                                                               ------------
   Total liabilities                                             54,383,018
                                                               ------------

Total Net Assets                                               $105,196,551
                                                               ============


The accompanying notes are an integral part of the financial statements.

Statement                                     Lincoln National Income Fund, Inc.
   OF OPERATIONS                              June 30, 2003 (Unaudited)



Investment Income:
   Interest                                            $4,896,883
   Dividends                                               66,468
                                                       ----------
   Total investment income                                        $ 4,963,351
                                                                  -----------

Expenses:
   Management fees                                        609,724
   Professional fees                                       55,325
   Variable term preferred stock fees                      44,712
   Directors' fees                                         35,250
   Reports to shareholders                                 25,000
   Stock Transfer and dividend disbursing fees             15,600
   Custodian fees                                          13,107
   NYSE fees                                               12,500
   Other                                                    7,500
                                                       ----------
   Total expenses                                                     818,718
                                                                  -----------
Net Investment Income                                               4,144,633
                                                                  -----------

   Net Realized and Unrealized Gain (Loss) on Investments
     and Foreign Currencies:
       Net realized gain (loss) on:
            Investments                                             6,744,988
            Foreign currencies                                        (17,154)
                                                                  -----------
       Net realized gain on investments and foreign currencies      6,727,834
                                                                  -----------
       Net change in unrealized appreciation/depreciation of
          investments and foreign currencies                        2,045,883
                                                                  -----------
   Net Realized and Unrealized Gain on Investments and
     Foreign Currencies                                             8,773,717
                                                                  -----------

Dividends on Preferred Stock                                         (261,891)
                                                                  -----------

Net Increase in Net Assets Resulting from Operations
   Applicable to Common Shares                                    $12,656,459
                                                                  ===========

The accompanying notes are an integral part of the financial statements.

Statements                                    Lincoln National Income Fund, Inc.
   OF CHANGES IN NET ASSETS AVAILABLE TO COMMON SHAREHOLDERS

                                                                                               Six Months         Year
                                                                                                  Ended           Ended
                                                                                                 6/30/03        12/31/02
                                                                                               (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                                                      $  4,144,633     $ 8,747,717
   Net realized gain (loss) on investments and foreign currencies                                6,727,834        (845,909)
   Net change in unrealized appreciation/depreciation on investments and foreign currencies      2,045,883       4,162,119
   Dividends on preferred stock                                                                   (261,891)       (726,561)
                                                                                              ------------     -----------
   Net increase in net assets resulting from operations applicable to common shares             12,656,459      11,337,366
                                                                                              ------------     -----------

Changes from Capital Share Transactions:
   Par value of shares issued under dividend reinvestment plan                                          --          70,491
   Proceeds in excess of par value for shares issued under dividend reinvestment plan            1,110,224         794,622
                                                                                              ------------     -----------
   Net increase in net assets resulting from capital share transactions                          1,110,224         865,113
                                                                                              ------------     -----------

Dividends and Distributions to Common Shareholders from:
   Net investment income                                                                        (1,917,806)     (8,361,973)
                                                                                              ------------     -----------
                                                                                                (1,917,806)     (8,361,973)
                                                                                              ------------     -----------

Net Increase in Net Assets                                                                      11,848,877       3,840,506
                                                                                              ------------     -----------

Net Assets:
   Beginning of period                                                                          93,347,674      89,507,168
                                                                                              ------------     -----------
   End of period                                                                              $105,196,551     $93,347,674
                                                                                              ============     ===========

The accompanying notes are an integral part of the financial statements.


Statement                                                                                 Lincoln National Income Fund, Inc.
   OF CASH FLOWS                                                                          Six Months Ended June 30, 2003


Net Cash Provided by Operating Activities:
   Net increase in net assets resulting from operations                                                         $12,918,350
                                                                                                                -----------

Adjustments to Reconcile Net Increase in Net Assets from Operations to Cash Provided by Operating Activities:

     Amortization of discount on securities purchased                                                              (297,787)
     Net proceeds from investment transactions                                                                   (2,397,700)
     Net realized gain from security and foreign currency transactions                                           (6,725,367)
     Change in net unrealized (appreciation) depreciation                                                        (2,085,249)
     Increase in receivable for investments sold                                                                 (9,634,781)
     Decrease in interest and dividends receivable                                                                  347,966
     Increase in payable for investments purchased                                                               10,661,222
     Increase in accrued expenses and other liabilities                                                              19,731
     Decrease in distributions payable                                                                           (2,889,460)
                                                                                                                -----------
     Total adjustments                                                                                          (13,001,425)
                                                                                                                -----------
     Net cash provided by operating activities                                                                      (83,075)
                                                                                                                -----------

Cash Flows Used for Financing Activities:
     Proceeds in excess of par value for shares issued under dividend reinvestment plan                           1,110,224
     Distributions paid to common shareholders                                                                   (1,917,806)
     Distributions paid to preferred shareholders                                                                  (261,891)
                                                                                                                -----------
     Net cash used for financing activities                                                                      (1,069,473)
                                                                                                                -----------
     Net increase in cash                                                                                        (1,152,548)
     Cash at beginning of period                                                                                  1,246,699
                                                                                                                -----------
     Cash at end of period                                                                                           94,151
                                                                                                                -----------
     Cash paid for interest                                                                                         241,296
                                                                                                                -----------

The accompanying notes are an integral part of the financial statements.

Financial
   HIGHLIGHTS

Selected data for each share of common stock outstanding throughout each period were as follows:

                                                                              Lincoln National Income Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                            Ended
                                                          6/30/03(2)                            Year Ended
                                                         (Unaudited)   12/31/02(3)   12/31/01     12/31/00    12/31/99     12/31/98
Net asset value, beginning of period                        $12.99        $12.58      $12.77       $12.17      $13.39       $13.43

Income from investment operations:
Net investment income(1)                                      0.57          1.23        1.32         1.29        1.26         1.32
Net realized and unrealized gain (loss)
  on investments                                              1.21          0.45        0.07         0.62       (1.20)        0.06
Dividends on preferred stock:
   From net investment income                                (0.04)        (0.10)      (0.23)       (0.36)      (0.28)       (0.31)
   From net realized gain on investments                        --            --          --           --       (0.01)       (0.01)
                                                            ------        ------      ------       ------      ------       ------

Total dividends on preferred stock                           (0.04)        (0.10)      (0.23)       (0.36)      (0.29)       (0.32)
                                                            ------        ------      ------       ------      ------       ------

Total from investment operations                              1.75          1.58        1.16         1.55       (0.23)        1.06
                                                            ------        ------      ------       ------      ------       ------


Less dividends and distributions to
  common shareholders:
From net investment income                                   (0.26)        (1.17)      (1.08)       (0.91)      (0.99)       (1.04)
From net realized gains                                         --            --       (0.27)       (0.04)         --        (0.06)
                                                            ------        ------      ------       ------      ------       ------

Total dividends and distributions to
  common shareholders                                        (0.26)        (1.17)      (1.35)       (0.95)      (0.99)       (1.10)
                                                            ------        ------      ------       ------      ------       ------

Net asset value, end of period                              $14.47        $12.99      $12.58       $12.77      $12.17       $13.39
                                                            ======        ======      ======       ======      ======       ======


Per share market value, end of period                       $14.25        $12.65      $11.73       $10.75       $9.69       $14.19
Total investment return (based on market value)             14.86%        17.99%      22.13%       21.04%     (25.34%)      17.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                   $105,197       $93,348     $89,507      $90,828     $86,569      $94,135
Ratio of expenses to average net assets                      1.19%         1.23%       1.16%        1.15%       1.12%        1.16%
Ratio of expenses to average net assets prior
  to expenses paid indirectly                                1.19%         1.23%       1.16%        1.17%       1.13%         N/A
Ratio of net investment income to average
  net assets                                                 6.00%         6.69%       7.05%        7.14%       6.81%        6.84%
Ratio of net investment income prior to
  expenses paid indirectly                                   6.00%         6.69%       7.05%        7.12%       6.80%         N/A
Portfolio turnover                                         777.10%       732.30%     774.98%       94.98%      10.29%       19.78%

Leverage analysis:
Value of preferred shares outstanding
  (000 omitted)                                            $40,000       $40,000     $40,000      $40,000     $40,000      $40,000
Net asset coverage per share of preferred
  shares, end of period                                     $3,629        $3,334      $3,238       $3,271      $3,164       $3,353
Liquidation value per share of preferred
  shares(4)                                                 $1,000        $1,000      $1,000       $1,000      $1,000       $1,000

(1)  Per share information was based on the average shares outstanding method.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies and began amortizing all premium and discount on debt securities. The effect of this change for the year ended December 31, 2002 had no material impact on per share ratios and supplemental data.

(4)  Excluding any accumulated but unpaid dividends.


The accompanying notes are an integral part of the financial statements.

Notes                                         Lincoln National Income Fund, Inc.
   TO FINANCIAL STATEMENTS                    June 30, 2003 (Unaudited)


Lincoln National Income Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company, incorporated under the laws of Maryland. Fund shares are listed on the New York Stock Exchange under the symbol LND.

Note A -- Summary of Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investments -- Investments in equity securities traded on a national exchange are valued at their last sale price at the close of that exchange; if on a particular day an exchange-listed security does not trade, then the mean between the bid and asked price will be used. Equity securities traded in the over-the-counter market are valued at the last sale price at the close of the New York Stock Exchange. Securities traded on the NASDAQ Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ official closing price, which may not be the last sales price. If a non-exchange listed security does not trade on a particular day, then the mean between the bid and asked price will be used as long as it continues to reflect the value of the security. Debt securities are valued by using market quotations or a matrix method provided by a pricing service. If prices are not available from the pricing service then the securities will be valued at the mean between bid and offer prices. U.S. government and agency securities are valued at the mean between the bid and asked prices. Securities for which quotations are not available are priced at "fair value", as discussed below. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Private placement securities are restricted as to resale. Except for certain private placement securities traded in a secondary market system for trading restricted securities, private placement securities have no quoted market values. The amounts shown as fair values for private placement securities with no available quoted market values represent values determined by the Fund's securities valuation committee according to the Fund's pricing procedures, as approved and reviewed by the Board of Directors. Many factors are considered in arriving at fair value, including, where applicable, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; evaluation of the forces which influence the market in which these securities are purchased and sold; the type of security; any available financial statements; cost at date of purchase, plus or minus any applicable amortization of premiums or discounts; the size of the holding; discount from market value of unrestricted securities of the same class at the time of purchase; any special reports prepared by analysts; information as to any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of trading in similar securities of comparable companies; for foreign securities, the ability to repatriate currency and/or any restrictions implemented by a foreign government; foreign ownership and share prices versus local ownership share prices and/or the volume of securities traded; and price comparisons (discount/premium of the locally traded shares versus depositary receipt).

The Board of Directors of the Fund is composed, in part, of individuals who are interested persons (as defined in the Investment Company Act of 1940) of the Advisor or affiliated companies. Valuations are determined according to pricing procedures approved and reviewed by a majority of the Directors who are not interested persons.

Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed. As of June 30, 2003 the Fund held $7,445,282 in fair valued securities, representing 7.08% of the net assets of the Fund.

Income Taxes -- It is the intention of the Fund to distribute substantially all net investment income and net realized gains. The Fund intends to continue to qualify for tax treatment accorded to "regulated investment companies" as defined by the applicable provisions of the Internal Revenue Code. On such basis, under present law, the Fund will not incur any liability for income taxes on the portion of its net investment income and net realized gains distributed to shareholders.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other -- Security transactions are accounted for on the trade date for equity and debt securities. Cost of securities sold is determined on a specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Discounts and premiums on all debt securities are amortized to interest income over the lives of the respective securities. Gains (losses) on paydowns of mortgage- and asset-backed securities are recorded as an adjustment to interest income.

Distributions to common shareholders are recorded on the ex-dividend date and distributions to preferred shareholders are accrued daily and generally paid every 28 days.

The Fund may receive earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2003.

Notes                                         Lincoln National Income Fund, Inc.
   TO FINANCIAL STATEMENTS (CONTINUED)


Note B -- Investments
Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

The following is a list of private placements with initial purchase date, par, cost amount and market value as of June 30, 2003:

Private Placements                                                       Date of                                  Market or
                                                                        Purchase         Par         Cost         Fair Value
Private Placement Securities - Debt
Anglo Irish Bank Series A 9.10%, 9/30/06                                 9/30/94     $1,000,000   $1,000,000      $1,164,500
Avianca Airline Ticket Receivable Trust 11.75%, 12/24/05                12/24/97        136,215      136,215          13,622
CIC Acquisition (Conso International) 14.00%, 3/6/08                      3/6/00        594,254      420,000         297,127
Continental Auto Receivables Series A 12.00%, 4/30/05                    7/29/99        500,000      476,431         125,000
Dairy Farmers of America Preferred Capital Trust 7.38%, 10/2/12          10/2/98        500,000      500,000         592,600
Deloitte & Touche Series B 7.41%,10/1/11                                 9/25/96        818,313      818,313         910,618
Glass Equipment Development 144A 13.50%, 6/2/08                           6/2/00        515,000      472,896         460,343
Merrill Lynch 98 Pilgrim 2 144A 6.623%, 9/23/09                          4/14/98      1,000,000    1,000,000       1,015,000
New Boston Garden 8.45%, 9/22/15                                         9/22/95        798,315      798,315         912,555
PM Holding 13.50%, 10/30/04                                             10/31/98        500,000      483,000         275,000
Setech Lewis Supply 13.50%, 6/30/05                                      7/19/99        500,000      474,689         494,050
Steel Technologies  8.52%, 3/1/05                                         2/6/95        142,500      142,500         151,164
United Airlines 8.70%, 10/7/08                                            5/4/95        674,207      671,719         180,445
West Fraser Mills 8.44%, 6/30/04                                         4/15/94        180,000      180,000         182,988
Worthington Precision Metals 13.50%, 10/30/04                            1/30/99        178,392      141,048          98,116
Zelenka Evergreen 13.75% 5/4/07                                           5/4/00        582,184      508,944         312,982
                                                                                                  ----------      ----------
Total Private Placement Securities - Debt                                                         $8,224,071      $7,186,110
                                                                                                  ==========      ==========


                                                                         Date of                                  Market or
Private Placement Securities - Equity                                   Purchase       Shares        Cost         Fair Value
CIC Acquisition (Conso International)
  Class A Voting Warrants (Clawback Position)                             3/6/00            679           --              --
CIC Acquisition (Conso International)
  Class B Non-Voting Warrants (Clawback Provision)                        3/6/00          2,731           --              --
CIC Acquisition (Conso International)
  Warrants for Preferred Stock (Clawback Provision)                       3/6/00            437       39,204              --
CIC Acquisition (Conso International)
  Class A Voting Warrants                                                 3/6/00            679        8,126              --
CIC Acquisition (Conso International)
  Class B Non-Voting Warrants                                             3/6/00          2,731       32,671              --
CIC Acquisition (Conso International)
  Warrants for Preferred Stock                                            3/6/00            347           --              --
Continental Auto Receivables Warrants                                    7/29/99          9,506       60,000              --
Franklin Nursery Warrants                                                 3/1/00             21       40,617              --
Franklin Nursery - Interest                                               3/1/00        120,746      120,746           1,207
GED Holdings Warrants                                                     6/2/00          3,049       42,583              --
Setech Warrants                                                          7/19/99         17,306       56,756          60,571
Therma-Tru Holdings Warrants                                              5/9/00            449      172,986         197,394
WPM Holdings Warrants                                                   10/30/98            110       17,000              --
                                                                                                  ----------      ----------
Total Private Placement Securities- Equity                                                        $  590,689      $  259,172
                                                                                                  ==========      ==========

The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of U.S. government securities and short-term investments) amounted to $517,783,561 and $516,965,712 respectively for the six months ended June 30, 2003.

Notes                                         Lincoln National Income Fund, Inc.
   TO FINANCIAL STATEMENTS (CONTINUED)

Note C -- Management Fees and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company ("DMC") a series of Delaware Management Business Trust and the investment manager, a management fee of 0.1875% of net assets of the Fund as of the close of business on the last business day of the quarter (0.75% on an annual basis) plus 1.50% of the net cash dividends and interest earned and actually received in cash less interest on borrowed funds and dividends paid on the Variable Term Preferred Stock. At June 30, 2003, the Fund had a liability payable to DMC of $310,314.

Certain officers and directors of the Fund are also officers or directors of DMC and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund. In addition, Delaware Service Company, Inc. which is an affiliate of DMC, provides accounting services for the Fund.

Note D -- Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                     Period Ended  Year Ended
                                                        6/30/03*    12/31/02

Ordinary Income                                       $1,917,806   $9,088,534
                                                      ----------   ----------
Total                                                 $1,917,806   $9,088,534
                                                      ==========   ==========

Tax information for the six months ended June 30, 2003 is an estimate and the tax character of dividends and distributions paid may be redesignated at fiscal year end.

The components of net assets are estimated since final characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

   Shares of beneficial interest                                 $ 92,431,460
   Undistributed net investment income                              2,009,926
   Accumulated net realized gain on Investments                     6,677,414
   Capital loss carryforwards                                        (751,052)
   Unrealized appreciation on investments                           4,828,803
                                                                 ------------
   Net Assets                                                    $105,196,551
                                                                 ============


For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $751,052 in 2010.

At June 30, 2003, the cost of investments for federal income tax purposes approximates the cost for book purposes. At June 30, 2003, the cost of investments was $140,790,830. At June 30, 2003, net unrealized appreciation was $4,828,881, of which $8,809,689 related to unrealized appreciation of investments and $3,980,808 related to unrealized depreciation of investments.

Note E -- Variable Term Preferred Stock
During August 1992, the Fund issued 40,000 shares of Variable Term Preferred stock (VTP) at an offering price of $1,000 per share. During 1992 the underwriting discount and other expenses incurred in the issuance of the preferred stock aggregated $1,120,016 and were recorded as a reduction of net assets applicable to common shares. Dividends are cumulative from the date of the original issue and generally reset every 28 days through an auction process. The Articles Supplementary, which establish and fix the rights and preferences of the VTP, places restrictions on the payments of dividends on the Fund's common stock upon non-compliance with certain provisions of the Articles Supplementary, purchase of futures or options, issuance of debt, short sale of securities, mergers, changing the Fund's pricing service and investing in reverse repurchase agreements, and requires the Fund to meet certain asset maintenance tests. The shares of the VTP may be redeemed at the option of the Fund in accordance with the terms of the Articles Supplementary.

The mandatory redemption provisions of the Articles Supplementary require the Fund under certain conditions to redeem shares of the VTP if certain asset maintenance tests are not maintained or if credit rating provisions are not met.

During the period ended June 30, 2003, dividend rates have ranged from 1.08% to 1.50% and the average weighted dividend rate was 1.25%. Note F - Capital Shares Shares issued under the dividend reinvestment plan were as follows:

                                                           Shares
                                                           ------
    Year ended December 31, 2002                           70,491
    Six months ended June 30, 2003                         84,028

Note G -- Market and Credit Risk
The Fund may invest in securities that have high market or credit risk. These securities may be accompanied by a higher degree of susceptibility to adverse economic and competitive industry conditions.

Note H -- Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. Beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

Important                                     Lincoln National Income Fund, Inc.
   FUND INFORMATION

--------------------------------------------------------------------------------
SHAREHOLDER MEETING RESULTS
2003 Annual Shareholder Meeting

The Fund held its annual meeting of shareholders on April 30, 2003. At the annual meeting, the Fund's shareholders elected two Class 1 Directors. Ms. Cepeda was elected exclusively by the holders of the Fund's variable term preferred stock in accordance with the Fund's Articles of Incorporation. Mr. Deshaies was elected by the shareholders of the Fund's common stock and variable term preferred stock, voting together as a single class. The result of the voting at the annual meeting was as follows:

----------------------------------------------------------------------------------------------------------------------
                                                 Withheld Authority        Shares Vote For          Withheld Authority
                           Shares Voted For        (common stock           (variable term            (variable term
                          (common stock and      and variable term         preferred stock           preferred stock
Nominee               variable preferred stock)   preferred stock)              only)                      only)
----------------------------------------------------------------------------------------------------------------------
Adela Cepeda                     N/A                    N/A                    39,600                        0
----------------------------------------------------------------------------------------------------------------------
Roger J. Deshaies             5,946,133               76,173                     N/A                        N/A
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

APPOINTMENT OF NEW INDEPENDENT AUDITORS

The Audit Committee and the Board of Directors decided not to retain PricewaterhouseCoopers LLP for the current fiscal year and, instead, approved the appointment of Ernst & Young LLP as the Fund's independent auditors on February 25, 2003. The reports of PricewaterhouseCoopers LLP on the Fund's financial statements for the last two fiscal years contained no adverse opinions or disclaimers of opinion, nor were they qualified or modified in any way as to uncertainty, audit scope, or accounting principles. In addition, during the last two fiscal years and through February 25, 2003, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

--------------------------------------------------------------------------------

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Lincoln National Income Fund, Inc. shareholders. The return and principal value of an investment in the Fund will fluctuate so that shares, when resold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its own common stock on the open market at market prices.


Corporate Information                   Automatic Dividend Reinvestment Plan          Shares will be held by the Plan agent.
                                        Any registered shareholder of Lincoln         You will receive a statement each time
Investment Advisor                      National Income Fund, Inc. may                shares are distributed by the Fund or
Delaware Management Company             participate in the Automatic Dividend         purchased for you.
2005 Market Street                      Reinvestment Plan (the "Plan"). If you
Philadelphia, PA  19103-7094            are a beneficial owner whose shares are       There is no direct charge for Plan
                                        registered in the name of another (e.g.,      participation. The administrative costs
Administrator                           in a broker's "street name") and desire       of the Plan are borne by the Fund.
Delaware Service Company, Inc.          to participate in the Plan, you must
2005 Market Street                      become a registered holder by                 If your dividends and other
Philadelphia, PA 19103-7094             transferring the shares to your name.         distributions are reinvested, they will
                                                                                      be subject to capital gains and income
Independent Accountants                 To participate in the Plan, you must          taxes as if they were paid to you in
Ernst & Young LLP                       complete and forward an authorization         cash.
2001 Market Street                      card to Mellon Investor Services LLC,
Philadelphia, PA 19103                  the Plan agent. This card authorizes the      You may terminate your participation in
                                        Plan agent to receive your dividends and      the Plan at any time by giving written
Dividend Disbursing Agent, Transfer     other distributions from the Fund in          notice to the Plan agent.
Agent and Reinvestment Plan Agent       additional shares of common stock. The
Mellon Investor Services LLC            additional shares will be issued by the       For additional information on the Plan,
Overpeck Centre                         Fund, if the net asset value per share        please write to:
85 Challenger Road                      is equal to or lower than the market          Mellon Investor Services LLC
Ridgefield Park, NJ 07666               price of the Fund's common stock plus         Overpeck Centre
800 851-9677                            brokerage commissions. If the net asset       85 Challenger Road
                                        value per share is higher than the            Ridgefield Park, NJ 07666
Stock Exchange                          market price of the Fund's common stock       800 851-9677
The Fund's stock is traded on the       plus brokerage commissions, the
New York Stock Exchange (NYSE)          additional shares will be purchased in
under the symbol LND.                   the open market and the cost of the
                                        brokerage commissions will be charged to
For Securities Dealers and Financial    each participant on a pro-rata basis.
Institutions Representatives            The Plan also allows the Plan agent to
800 362-7500                            accept optional cash contributions. Each
                                        optional cash contribution by a
                                        participant must be not less than $100
                                        and not more than $3,000 per dividend
                                        period and must be received by the Plan
                                        agent not less than five business days
                                        and no more than 30 days prior to the
                                        dividend payment date.

(8044)                                                        Printed in the USA
 SA-LNI [6/03] IVES 8/03                                                   J9332

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:

PATRICK P. COYNE
-----------------------
By:    Patrick P. Coyne
       ----------------
Title: President
Date:  9/3/03
       ----------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
-----------------------
By:    Patrick P. Coyne
       ----------------
Title: President
Date:  9/3/03
       ----------------


MICHAEL P. BISHOF
------------------------
By:    Michael P. Bishof
       -----------------
Title: Treasurer
Date:  9/3/03
       -----------------